Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of provision for income taxes
Income before income taxes	$ 46,803	$ 148,929	$ 3,513
State income taxes	153	216	412
Federal income taxes		(105)	71
Other permanent differences	132	28
Total income tax expense	$ 285	$ 139	$ 483
Effective income tax rate	0.61%	0.09%	13.75%